UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/22	6/30/22	Expense Ratio	1/1/22 to 6/30/22*
Actual Fund return†
Class A	$1,000.00	$957.50	0.53%	$2.57
Class C	1,000.00	953.40	1.38%	6.68
Class R	1,000.00	955.80	0.88%	4.27
Institutional Class	1,000.00	958.20	0.38%	1.84
Class R6	1,000.00	958.40	0.32%	1.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.17	0.53%	$2.66
Class C	1,000.00	1,017.95	1.38%	6.90
Class R	1,000.00	1,020.43	0.88%	4.41
Institutional Class	1,000.00	1,022.91	0.38%	1.91
Class R6	1,000.00	1,023.21	0.32%	1.61

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	1.83%
Agency Commercial Mortgage-Backed Securities	1.44%
Agency Mortgage-Backed Securities	6.04%
Collateralized Debt Obligations	8.03%
Corporate Bonds	61.39%
Banking	15.07%
Basic Industry	2.37%
Basic Materials	0.04%
Brokerage	0.18%
Capital Goods	4.12%
Communications	3.87%
Consumer Cyclical	3.99%
Consumer Non-Cyclical	4.90%
Electric	6.88%
Energy	4.63%
Finance Companies	4.26%
Financials	0.14%
Industrials	0.04%
Insurance	4.36%
Leisure	0.49%
Media	0.05%
Natural Gas	0.46%
Real Estate	0.22%
Technology	2.66%
Technology & Electronics	0.49%
Transportation	2.17%
Non-Agency Asset-Backed Securities	8.90%
Sovereign Bonds	0.21%
US Treasury Obligations	10.90%
Short-Term Investments	0.51%
Total Value of Securities	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%

Schedule of investments
Delaware Limited-Term Diversified Income Fund	June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ◆, ●	2,719	$2,761
Total Agency Asset-Backed Security (cost $2,842)		2,761

Agency Collateralized Mortgage Obligations – 1.83%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.974% 6/19/41 ●	14,599	15,581
Freddie Mac REMICs
Series 5092 WG 1.00% 4/25/31	5,636,765	5,191,180
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 1.826% (SOFR + 0.90%)
12/25/50 #, ●	2,781	2,775
Series 2021-DNA3 M1 144A 1.676% (SOFR + 0.75%)
10/25/33 #, ●	1,292,041	1,271,666
Series 2021-HQA1 M1 144A 1.626% (SOFR + 0.70%)
8/25/33 #, ●	567,754	563,365
Series 2021-HQA2 M1 144A 1.626% (SOFR + 0.70%)
12/25/33 #, ●	897,912	888,305
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	514	561
Series T-58 2A 6.50% 9/25/43 ◆	264,227	278,625
Total Agency Collateralized Mortgage Obligations (cost $8,726,382)		8,212,058

Agency Commercial Mortgage-Backed Securities – 1.44%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K729 A2 3.136% 10/25/24 ◆	2,000,000	1,988,164
Series K734 A1 3.139% 6/25/25 ◆	2,398,912	2,395,026
FREMF Mortgage Trust
Series 2015-K720 B 144A 3.602% 7/25/22 #, ●	597,290	596,365
Series 2017-K724 B 144A 3.641% 12/25/49 #, ●	1,500,000	1,483,750
Total Agency Commercial Mortgage-Backed Securities (cost
$6,727,634)		6,463,305

Agency Mortgage-Backed Securities – 6.04%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,176,117	1,099,135
2.50% 8/1/35	948,489	907,981
2.50% 11/1/35	1,584,489	1,516,813
2.50% 7/1/36	32,259	30,848

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.50% 7/1/41	576,070	$530,191
Fannie Mae S.F. 30 yr
2.00% 12/1/50	84,875	74,031
2.00% 2/1/51	141,503	123,672
2.50% 10/1/50	238,275	216,848
3.00% 11/1/49	140,566	132,477
3.50% 10/1/42	666,062	651,414
3.50% 7/1/47	171,202	168,060
3.50% 2/1/48	181,501	177,475
3.50% 11/1/48	86,353	84,459
3.50% 11/1/49	606,490	589,214
3.50% 3/1/50	30,868	30,124
3.50% 9/1/50	656,067	641,487
3.50% 6/1/51	511,536	493,629
3.50% 1/1/52	208,583	201,035
4.00% 6/1/48	117,060	117,416
4.00% 10/1/48	793,476	799,050
4.50% 2/1/44	878,097	904,231
4.50% 4/1/44	1,032,092	1,062,812
4.50% 9/1/49	826,126	843,042
4.50% 1/1/50	2,361,380	2,436,905
5.00% 7/1/47	3,334,763	3,509,701
5.00% 5/1/48	289,235	299,234
5.00% 8/1/49	1,268,014	1,320,877
5.00% 6/1/52	217,291	222,026
5.50% 5/1/44	2,249,493	2,413,485
6.00% 6/1/41	262,109	287,125
6.00% 7/1/41	2,327,731	2,537,541
6.00% 1/1/42	157,482	172,582
Freddie Mac S.F. 15 yr
3.00% 3/1/35	429,618	421,968
Freddie Mac S.F. 20 yr
3.00% 9/1/40	244,211	231,439
Freddie Mac S.F. 30 yr
3.00% 11/1/46	262,893	249,067
3.00% 8/1/50	168,600	159,056
3.50% 3/1/47	82,385	81,533
4.00% 5/1/46	93,294	94,042
4.00% 4/1/52	214,126	211,506
4.50% 8/1/48	556,862	566,927
4.50% 4/1/49	129,228	132,016

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 5/1/49	317,001	$322,688
6.00% 5/1/39	17,229	18,703
Total Agency Mortgage-Backed Securities (cost $29,214,403)		27,083,865

Collateralized Debt Obligations – 8.03%
Ballyrock CLO
Series 2018-1A A1 144A 2.063% (LIBOR03M + 1.00%)
4/20/31 #, ●	2,750,000	2,692,839
Benefit Street Partners CLO IX
Series 2016-9A AR 144A 2.173% (LIBOR03M +
1.11%) 7/20/31 #, ●	500,000	492,328
Canyon Capital CLO
Series 2019-2A AR 144A 2.224% (LIBOR03M +
1.18%, Floor 1.18%) 10/15/34 #, ●	2,800,000	2,695,501
Carlyle Global Market Strategies CLO
Series 2014-2RA A1 144A 2.461% (LIBOR03M +
1.05%) 5/15/31 #, ●	985,636	961,230
CBAM
Series 2020-13A A 144A 2.493% (LIBOR03M + 1.43%,
Floor 1.43%) 1/20/34 #, ●	3,000,000	2,923,053
Cedar Funding IX CLO
Series 2018-9A A1 144A 2.043% (LIBOR03M + 0.98%,
Floor 0.98%) 4/20/31 #, ●	1,500,000	1,467,990
CIFC Funding
Series 2013-4A A1RR 144A 2.285% (LIBOR03M +
1.06%, Floor 1.06%) 4/27/31 #, ●	2,900,000	2,846,341
Dryden 83 CLO
Series 2020-83A A 144A 2.264% (LIBOR03M + 1.22%,
Floor 1.22%) 1/18/32 #, ●	3,100,000	3,045,483
Galaxy XXI CLO
Series 2015-21A AR 144A 2.083% (LIBOR03M +
1.02%) 4/20/31 #, ●	1,500,000	1,463,774
KKR CLO 32
Series 32A A1 144A 2.364% (LIBOR03M + 1.32%,
Floor 1.32%) 1/15/32 #, ●	1,700,000	1,671,551
LCM XVIII
Series 18A A1R 144A 2.083% (LIBOR03M + 1.02%)
4/20/31 #, ●	2,200,000	2,155,879
Octagon Investment Partners 33
Series 2017-1A A1 144A 2.253% (LIBOR03M + 1.19%)
1/20/31 #, ●	2,650,000	2,607,075

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Octagon Investment Partners 48
Series 2020-3A AR 144A 2.213% (LIBOR03M +
1.15%, Floor 1.15%) 10/20/34 #, ●	2,900,000	$2,780,404
Sound Point CLO XXI
Series 2018-3A A1A 144A 2.394% (LIBOR03M +
1.18%, Floor 1.18%) 10/26/31 #, ●	3,200,000	3,130,871
TRESTLES CLO V
Series 2021-5A A1 144A 2.233% (LIBOR03M + 1.17%,
Floor 1.17%) 10/20/34 #, ●	2,500,000	2,414,370
Venture 34 CLO
Series 2018-34A A 144A 2.274% (LIBOR03M + 1.23%,
Floor 1.23%) 10/15/31 #, ●	700,000	681,897
Zais CLO 16
Series 2020-16A A1R 144A 2.483% (LIBOR03M +
1.42%, Floor 1.42%) 10/20/34 #, ●	2,000,000	1,943,686
Total Collateralized Debt Obligations (cost $36,698,464)		35,974,272

Corporate Bonds – 61.39%
Banking – 15.07%
Ally Financial 5.75% 11/20/25	1,511,000	1,491,038
Banco Bradesco 144A 4.375% 3/18/27 #	200,000	189,237
Banco Continental 144A 2.75% 12/10/25 #	585,000	498,265
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	190,393
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	188,086
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	200,040
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	208,637
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	150,321
144A 5.95% 10/1/28 #, µ	200,000	199,300
Bancolombia 3.00% 1/29/25	215,000	198,499
Bank of America
1.843% 2/4/25 µ	3,125,000	3,014,780
3.458% 3/15/25 µ	4,345,000	4,286,089
4.10% 7/24/23	340,000	343,459
Bank of China 144A 5.00% 11/13/24 #	200,000	204,791
Bank of Ireland Group 144A 2.029% 9/30/27 #, µ	425,000	370,284
Bank of Montreal 1.85% 5/1/25	605,000	573,099
BBVA Bancomer
144A 1.875% 9/18/25 #	1,115,000	1,012,498
144A 6.75% 9/30/22 #	150,000	150,518
CIMB Bank 144A 2.125% 7/20/27 #	200,000	181,768

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
1.281% 11/3/25 µ	1,960,000	$1,821,381
2.014% 1/25/26 µ	1,600,000	1,500,749
3.07% 2/24/28 µ	275,000	255,299
4.044% 6/1/24 µ	2,430,000	2,424,580
Citizens Bank 4.119% 5/23/25 µ	2,065,000	2,058,976
Credit Agricole 144A 1.907% 6/16/26 #, µ	650,000	598,669
Credit Suisse Group 144A 2.593% 9/11/25 #, µ	2,295,000	2,161,646
Emirates NBD Bank 2.625% 2/18/25	200,000	193,663
Goldman Sachs Group
0.925% 10/21/24 µ	3,535,000	3,382,718
1.542% 9/10/27 µ	179,000	157,254
2.261% (SOFR + 0.81%) 3/9/27 ●	4,905,000	4,671,862
3.615% 3/15/28 µ	40,000	37,886
Huntington National Bank 4.008% 5/16/25 µ	1,160,000	1,159,379
ICICI Bank 3.25% 9/9/22	320,000	319,771
JPMorgan Chase & Co.
1.852% (SOFR + 0.885%) 4/22/27 ●	955,000	910,522
2.092% (SOFR + 0.58%) 3/16/24 ●	1,310,000	1,294,690
2.545% 11/8/32 µ	240,000	199,645
4.023% 12/5/24 µ	7,650,000	7,629,397
4.60% 2/1/25 µ, Ψ	265,000	224,461
KeyCorp 3.878% 5/23/25 µ	985,000	978,373
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	199,441
Morgan Stanley
0.731% 4/5/24 µ	2,735,000	2,667,357
1.164% 10/21/25 µ	945,000	876,540
2.475% 1/21/28 µ	205,000	186,519
3.737% 4/24/24 µ	350,000	348,930
NBK SPC 144A 1.625% 9/15/27 #, µ	200,000	178,699
NongHyup Bank 144A 0.875% 7/28/24 #	200,000	188,906
Nordea Bank 144A 0.625% 5/24/24 #	3,580,000	3,370,923
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	201,147
Popular 6.125% 9/14/23	523,000	527,707
QNB Finance
2.625% 5/12/25	250,000	240,468
3.50% 3/28/24	380,000	378,414
State Street 1.684% 11/18/27 µ	660,000	593,536
Toronto-Dominion Bank 1.764% (SOFR + 0.355%)
3/4/24 ●	3,960,000	3,911,973
Truist Bank 2.636% 9/17/29 µ	2,480,000	2,360,263

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.215% 1/27/28 µ	225,000	$206,285
2.677% 1/27/33 µ	235,000	202,486
US Bank 3.40% 7/24/23	1,630,000	1,629,578
Wells Fargo & Co.
3.526% 3/24/28 µ	180,000	170,647
3.908% 4/25/26 µ	3,515,000	3,461,378
		67,533,220
Basic Industry – 2.37%
Avient 144A 5.75% 5/15/25 #	1,540,000	1,478,615
First Quantum Minerals 144A 7.50% 4/1/25 #	1,585,000	1,501,703
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	252,404
Inversiones CMPC 144A 4.75% 9/15/24 #	1,520,000	1,507,278
JSW Steel 144A 3.95% 4/5/27 #	200,000	161,444
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	202,225
Nucor 3.95% 5/23/25	465,000	462,859
Nutrien 1.90% 5/13/23	1,995,000	1,963,750
OCP 144A 4.50% 10/22/25 #	835,000	823,986
Sasol Financing USA 4.375% 9/18/26	200,000	176,587
Sociedad Quimica y Minera de Chile 144A 3.625%
4/3/23 #	200,000	199,979
Steel Dynamics 2.80% 12/15/24	1,455,000	1,421,385
Stillwater Mining 144A 4.00% 11/16/26 #	200,000	167,150
Suzano Austria 144A 5.75% 7/14/26 #	200,000	202,524
Volcan Cia Minera 144A 4.375% 2/11/26 #	95,000	82,835
		10,604,724
Basic Materials – 0.04%
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	192,400
		192,400
Brokerage – 0.18%
SURA Asset Management 144A 4.875% 4/17/24 #	620,000	615,492
XP 144A 3.25% 7/1/26 #	200,000	176,600
		792,092
Capital Goods – 4.12%
Carlisle 0.55% 9/1/23	1,015,000	979,475
L3Harris Technologies 3.85% 12/15/26	215,000	210,865
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	847,000	810,579

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Parker-Hannifin
3.65% 6/15/24	1,950,000	$1,938,697
4.25% 9/15/27	1,435,000	1,426,079
Roper Technologies 2.35% 9/15/24	4,345,000	4,212,789
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,240,000	1,149,170
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,436,207
TransDigm 144A 8.00% 12/15/25 #	1,232,000	1,248,256
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	178,684
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	885,889
		18,476,690
Communications – 3.87%
AMC Networks 5.00% 4/1/24	610,000	591,993
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,520,571
Clear Channel International 144A 6.625% 8/1/25 #	675,000	628,688
Fox 4.03% 1/25/24	5,265,000	5,269,823
IHS Holding 144A 5.625% 11/29/26 #	200,000	164,856
Magallanes 144A 3.638% 3/15/25 #	2,290,000	2,220,783
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	205,469
Rogers Communications 144A 3.20% 3/15/27 #	980,000	930,425
Sprint Spectrum 144A 4.738% 9/20/29 #	309,376	309,658
Time Warner Entertainment 8.375% 3/15/23	1,795,000	1,847,579
T-Mobile USA 3.75% 4/15/27	510,000	491,503
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	178,517
Verizon Communications 0.75% 3/22/24	3,135,000	2,992,433
		17,352,298
Consumer Cyclical – 3.99%
Aptiv 2.396% 2/18/25	1,320,000	1,261,784
BMW US Capital 144A 0.75% 8/12/24 #	1,810,000	1,703,892
Carnival 144A 7.625% 3/1/26 #	947,000	735,701
Daimler Trucks Finance North America 144A 1.625%
12/13/24 #	2,125,000	1,999,751
Ford Motor Credit
2.30% 2/10/25	200,000	180,019
3.375% 11/13/25	1,635,000	1,477,419
General Motors Financial
2.203% (SOFR + 0.76%) 3/8/24 ●	2,695,000	2,618,574
4.15% 6/19/23	2,850,000	2,852,742
IRB Holding 144A 7.00% 6/15/25 #	177,000	173,531
JD.com 3.875% 4/29/26	430,000	421,715

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Kia
144A 1.00% 4/16/24 #	250,000	$238,211
144A 2.375% 2/14/25 #	200,000	191,489
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,008,000	987,144
Sands China 3.80% 1/8/26	200,000	160,561
VF 2.40% 4/23/25	580,000	557,108
VICI Properties 4.95% 2/15/30	100,000	94,953
Volkswagen Group of America Finance 144A 4.35%
6/8/27 #	2,290,000	2,246,780
		17,901,374
Consumer Non-Cyclical – 4.90%
AbbVie
2.60% 11/21/24	3,625,000	3,513,018
3.75% 11/14/23	340,000	341,116
Cigna
1.934% (LIBOR03M + 0.89%) 7/15/23 ●	2,055,000	2,056,849
3.75% 7/15/23	507,000	508,356
Conagra Brands 0.50% 8/11/23	1,295,000	1,248,787
CSL Finance 144A 4.05% 4/27/29 #	140,000	137,568
DP World Crescent 144A 3.908% 5/31/23 #	615,000	614,846
Gilead Sciences 3.70% 4/1/24	1,615,000	1,617,636
HCA 144A 3.125% 3/15/27 #	3,640,000	3,310,259
Mondelez International 1.50% 5/4/25	1,210,000	1,130,762
Royalty Pharma 1.20% 9/2/25	3,690,000	3,293,555
Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	1,865,141
Teva Pharmaceutical Finance Netherlands III
4.75% 5/9/27	250,000	213,842
6.00% 4/15/24	250,000	246,875
Viatris 1.65% 6/22/25	2,035,000	1,844,272
		21,942,882
Electric – 6.88%
AEP Texas 2.40% 10/1/22	3,310,000	3,311,943
Avangrid 3.20% 4/15/25	885,000	861,432
Azure Power Energy 144A 3.575% 8/19/26 #	192,740	159,762
CenterPoint Energy 1.879% (SOFR + 0.65%) 5/13/24 ●	5,580,000	5,443,944
Cleveland Electric Illuminating 5.50% 8/15/24	2,580,000	2,662,135
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	199,164
Duke Energy 4.875% 9/16/24 µ, ψ	1,030,000	939,875
Enel Finance International 144A 4.25% 6/15/25 #	400,000	396,137
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,040,605

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Eversource Energy 2.90% 3/1/27	290,000	$272,500
Fells Point Funding Trust 144A 3.046% 1/31/27 #	270,000	249,207
Hanwha Energy USA Holdings 144A 4.125% 7/5/25 #	200,000	201,432
National Rural Utilities Cooperative Finance 1.875%
2/7/25	1,720,000	1,644,950
NRG Energy 144A 3.75% 6/15/24 #	2,535,000	2,488,717
Southern California Edison 1.10% 4/1/24	4,155,000	3,955,260
Vistra Operations
144A 3.55% 7/15/24 #	2,825,000	2,729,562
144A 5.125% 5/13/25 #	510,000	505,915
WEC Energy Group 0.80% 3/15/24	2,895,000	2,750,943
		30,813,483
Energy – 4.63%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,027,356
ConocoPhillips 2.40% 3/7/25	1,360,000	1,313,745
Devon Energy 5.25% 9/15/24	853,000	870,823
Enbridge
0.55% 10/4/23	735,000	708,166
1.652% (SOFR + 0.40%) 2/17/23 ●	1,705,000	1,696,146
2.50% 2/14/25	1,040,000	999,243
MPLX 4.875% 12/1/24	1,955,000	1,970,514
Murphy Oil 5.75% 8/15/25	1,237,000	1,226,201
NuStar Logistics 5.75% 10/1/25	1,077,000	1,008,621
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,230,328
ONEOK 7.50% 9/1/23	2,985,000	3,093,005
Pertamina Persero 144A 1.40% 2/9/26 #	200,000	177,947
Petroleos Mexicanos 4.625% 9/21/23	130,000	127,377
Qatar Energy 144A 1.375% 9/12/26 #	200,000	180,298
Sabine Pass Liquefaction 5.75% 5/15/24	2,575,000	2,628,338
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	189,591
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	926,705
Southwestern Energy 5.95% 1/23/25	188,000	186,037
Tengizchevroil Finance Co International 144A 2.625%
8/15/25 #	200,000	171,088
		20,731,529
Finance Companies – 4.26%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,215,000	1,123,185
3.15% 2/15/24	3,905,000	3,781,613

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
0.80% 8/18/24	1,755,000	$1,608,382
2.875% 1/15/26	875,000	804,597
3.00% 9/15/23	1,225,000	1,198,173
Aviation Capital Group 144A 1.95% 1/30/26 #	2,940,000	2,560,695
Avolon Holdings Funding 144A 3.95% 7/1/24 #	4,960,000	4,752,583
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	191,716
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	189,363
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,857,399
		19,067,706
Financials – 0.14%
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	198,000
Goodman HK Finance 4.375% 6/19/24	200,000	201,167
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	208,478
Kaisa Group Holdings 9.375% 6/30/24 ‡	200,000	27,919
		635,564
Industrials – 0.04%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	176,100
		176,100
Insurance – 4.36%
AIA Group 3.125% 3/13/23	210,000	209,855
Athene Global Funding
144A 1.00% 4/16/24 #	2,535,000	2,389,353
144A 2.008% (SOFR + 0.70%) 5/24/24 #, ●	2,055,000	1,995,879
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,026,465
144A 1.562% (SOFR + 0.76%) 4/12/24 #, ●	1,745,000	1,734,053
Equitable Financial Life Global Funding 144A 0.80%
8/12/24 #	765,000	714,495
Equitable Holdings 3.90% 4/20/23	1,355,000	1,362,128
F&G Global Funding 144A 0.90% 9/20/24 #	1,945,000	1,805,143
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	3,884,692
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,280,000	2,263,827
USI 144A 6.875% 5/1/25 #	1,194,000	1,153,834
		19,539,724
Leisure – 0.49%
MGM Resorts International 5.75% 6/15/25	2,300,000	2,193,901
		2,193,901

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Media – 0.05%
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	$223,730
		223,730
Natural Gas – 0.46%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	253,468
Sempra Energy 3.30% 4/1/25	1,475,000	1,442,418
Southern California Gas 2.95% 4/15/27	390,000	369,472
		2,065,358
Real Estate – 0.22%
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	787,606
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	188,883
		976,489
Technology – 2.66%
Baidu 1.72% 4/9/26	200,000	183,257
Global Payments
1.50% 11/15/24	1,485,000	1,395,327
2.65% 2/15/25	1,723,000	1,645,918
International Business Machines 3.00% 5/15/24	1,280,000	1,270,941
Microchip Technology
0.983% 9/1/24	2,305,000	2,151,306
4.333% 6/1/23	615,000	615,531
NXP 2.70% 5/1/25	100,000	95,164
S&P Global 144A 2.45% 3/1/27 #	945,000	885,248
SK Hynix 144A 1.50% 1/19/26 #	620,000	557,979
Skyworks Solutions 0.90% 6/1/23	2,885,000	2,789,408
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	198,435
Workday
3.50% 4/1/27	65,000	62,212
3.70% 4/1/29	95,000	88,954
		11,939,680
Technology & Electronics – 0.49%
Sensata Technologies
144A 5.00% 10/1/25 #	1,800,000	1,730,979
144A 5.625% 11/1/24 #	465,000	459,690
		2,190,669
Transportation – 2.17%
Adani Ports & Special Economic Zone 144A 3.375%
7/24/24 #	235,000	229,074
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,161,566
DAE Funding 144A 1.55% 8/1/24 #	200,000	187,482

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	$2,068,640
7.375% 1/15/26	476,000	476,521
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,130,000	1,113,982
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	188,065
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	598,371
Triton Container International 144A 1.15% 6/7/24 #	2,725,000	2,553,040
United Airlines 144A 4.375% 4/15/26 #	175,000	154,826
		9,731,567
Total Corporate Bonds (cost $291,863,502)		275,081,180

Non-Agency Asset-Backed Securities – 8.90%
Avis Budget Rental Car Funding AESOP
Series 2017-1A A 144A 3.07% 9/20/23 #	666,667	667,105
Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	815,836
Dell Equipment Finance Trust
Series 2021-2 A2 144A 0.33% 12/22/26 #	1,669,187	1,644,140
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	1,200,000	1,208,956
Ford Credit Auto Lease Trust
Series 2020-B C 1.70% 2/15/25	2,000,000	1,980,636
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	166,562
Series 2022-A B 1.91% 7/15/27	1,665,000	1,549,328
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 A1
0.70% 9/15/25	5,330,000	5,141,511
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	270,000	261,175
Series 2021-2 A4 0.41% 5/20/25	2,073,000	1,996,201
Series 2022-1 B 2.23% 2/20/26	2,150,000	2,066,813
GMF Floorplan Owner Revolving Trust
Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	482,959
Hyundai Auto Lease Securitization Trust
Series 2021-A B 144A 0.61% 10/15/25 #	4,100,000	3,979,266
JPMorgan Chase Bank
Series 2020-2 B 144A 0.84% 2/25/28 #	1,019,090	995,714
MMAF Equipment Finance
Series 2020-BA A2 144A 0.38% 8/14/23 #	1,404,421	1,395,959
Tesla Auto Lease Trust
Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,488,512

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Toyota Lease Owner Trust
Series 2021-B A3 144A 0.42% 10/21/24 #	2,505,000	$2,413,422
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,599,931
UNIFY Auto Receivables Trust
Series 2021-1A A3 144A 0.51% 6/16/25 #	384,834	377,667
Verizon Master Trust
Series 2022-2 B 1.83% 7/20/28	1,665,000	1,581,465
Verizon Owner Trust
Series 2020-C A 0.41% 4/21/25	1,000,000	977,759
Volkswagen Auto Lease Trust
Series 2020-A A4 0.45% 7/21/25	150,000	147,164
Series 2022-A A3 3.44% 7/21/25	1,950,000	1,945,122
Total Non-Agency Asset-Backed Securities (cost $41,182,430)		39,883,203

Sovereign Bonds – 0.21%Δ
Croatia – 0.05%
Croatia Government International Bond 144A 5.50%
4/4/23 #	200,000	202,604
		202,604
Hong Kong – 0.04%
Airport Authority 144A 1.75% 1/12/27 #	200,000	185,597
		185,597
Philippines – 0.04%
Philippine Government International Bond 3.229%
3/29/27	200,000	194,083
		194,083
Turkey – 0.04%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	167,590
		167,590
Uzbekistan – 0.04%
Republic of Uzbekistan International Bond 144A 4.75%
2/20/24 #	200,000	191,295
		191,295
Total Sovereign Bonds (cost $1,013,011)		941,169

US Treasury Obligations – 10.90%
US Treasury Notes
0.375% 9/15/24	1,060,000	1,000,623

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
2.50% 5/31/24	13,785,000	$13,661,689
2.625% 4/15/25	2,900,000	2,868,848
2.625% 5/31/27	19,950,000	19,575,162
2.75% 5/15/25	11,805,000	11,715,541
Total US Treasury Obligations (cost $43,952,634)		48,821,863

	Number of
	shares
Short-Term Investments – 0.51%
Money Market Mutual Funds – 0.51%
BlackRock Liquidity FedFund – Institutional Shares
(seven-day effective yield 1.32%)	575,107	575,107
Fidelity Investments Money Market Government Portfolio
– Class I (seven-day effective yield 1.21%)	575,107	575,107
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.39%)	575,107	575,107
Morgan Stanley Institutional Liquidity Funds Government
Portfolio – Institutional Class (seven-day effective yield
1.34%)	575,107	575,107
Total Short-Term Investments (cost $2,300,428)		2,300,428
Total Value of Securities–99.25%
(cost $461,681,730)		$444,764,104

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedule of investments
Delaware Limited-Term Diversified Income Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $152,913,335, which represents 34.12% of the Fund's net assets. See Note 9 in “Notes to financial statements."
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of risk.

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
	2 yr
289	Notes	$60,694,516	$60,928,108	9/30/22	$—	$(233,592)	$162,562
	US Treasury
	3 yr
78	Notes	16,843,125	16,915,544	9/30/22	—	(72,419)	73,125
	US Treasury
	5 yr
(178)	Notes	(19,980,500)	(20,037,593)	9/30/22	57,093	—	(125,155)
Total Futures Contracts			$57,806,059		$57,093	$(306,011)	$110,532

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs

Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Limited-Term Diversified Income Fund	June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$444,764,104
Cash collateral due from brokers	457,747
Receivable for securities sold	8,838,895
Dividends and interest receivable	2,388,408
Receivable for fund shares sold	264,838
Variation margin due from broker on futures contracts	110,532
Prepaid expenses	21,501
Other assets	3,336
Total Assets	456,849,361
Liabilities:
Due to custodian	25,757
Payable for securities purchased	7,866,047
Payable for fund shares redeemed	403,734
Other accrued expenses	215,974
Distribution payable	110,726
Investment management fees payable to affiliates	65,726
Distribution fees payable to affiliates	56,161
Accounting and administration expenses payable to affiliates	1,994
Total Liabilities	8,746,119
Total Net Assets	$448,103,242

Net Assets Consist of:
Paid-in capital	$547,768,209
Total distributable earnings (loss)	(99,664,967)
Total Net Assets	$448,103,242

Net Asset Value
Class A:
Net assets	$228,364,363
Shares of beneficial interest outstanding, unlimited authorization, no par	29,200,048
Net asset value per share	$7.82
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$8.04
Class C:
Net assets	$10,134,554
Shares of beneficial interest outstanding, unlimited authorization, no par	1,297,338
Net asset value per share	$7.81
Class R:
Net assets	$750,173
Shares of beneficial interest outstanding, unlimited authorization, no par	95,959
Net asset value per share	$7.82
Institutional Class:
Net assets	$203,932,425
Shares of beneficial interest outstanding, unlimited authorization, no par	26,093,246
Net asset value per share	$7.82
Class R6:
Net assets	$4,921,727
Shares of beneficial interest outstanding, unlimited authorization, no par	630,086
Net asset value per share	$7.81
____________________
*Investments, at cost	$461,681,730

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$2,822,869
Dividends	20,386
2,843,255

Expenses:
Management fees	1,155,881
Distribution expenses – Class A	301,706
Distribution expenses – Class C	52,694
Distribution expenses – Class R	1,934
Dividend disbursing and transfer agent fees and expenses	122,795
Accounting and administration expenses	61,048
Reports and statements to shareholders expenses	29,718
Audit and tax fees	23,905
Legal fees	23,023
Custodian fees	10,217
Trustees’ fees and expenses	9,327
Registration fees	3,916
Other	187,162
1,983,326
Less expenses waived	(746,371)
Less waived distribution expenses – Class A	(120,683)
Less expenses paid indirectly	(519)
Total operating expenses	1,115,753
Net Investment Income (Loss)	1,727,502

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(2,024,493)
Foreign currencies	4,129
Futures contracts	(1,172,623)
Swap contracts	54,757
Net realized gain (loss)	(3,138,230)

Net change in unrealized appreciation (depreciation) on:
Investments	(18,704,330)
Foreign currencies	(2,056)
Futures contracts	(191,748)
Net change in unrealized appreciation (depreciation)	(18,898,134)
Net Realized and Unrealized Gain (Loss)	(22,036,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,308,862)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,727,502	$4,121,916
Net realized gain (loss)	(3,138,230)	817,690
Net change in unrealized appreciation (depreciation)	(18,898,134)	(7,658,445)
Net increase (decrease) in net assets resulting from
operations	(20,308,862)	(2,718,839)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,439,060)	(3,260,438)
Class C	(61,843)	(121,591)
Class R	(6,466)	(13,239)
Institutional Class	(2,223,373)	(4,673,033)
Class R6	(60,182)	(94,746)

Return of capital:
Class A	—	(19,538)
Class C	—	(854)
Class R	—	(63)
Institutional Class	—	(16,042)
Class R6	—	(445)
	(4,790,924)	(8,199,989)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,606,663	23,366,159
Class C	1,234,727	2,553,201
Class R	30,067	106,182
Institutional Class	33,013,252	64,370,934
Class R6	375,552	2,031,791

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Net assets from merger:[1]
Class A	$—	$135,168,861
Institutional Class	—	5,634,030
Class R6	—	132,707
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,340,921	3,171,705
Class C	61,209	119,435
Class R	6,377	12,682
Institutional Class	1,724,788	3,582,151
Class R6	60,179	94,316
	54,453,735	240,344,154
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(36,598,351)	(44,821,491)
Class C	(1,943,217)	(13,601,718)
Class R	(86,837)	(201,251)
Institutional Class	(33,221,699)	(117,303,090)
Class R6	(1,140,722)	(874,783)
	(72,990,826)	(176,802,333)
Increase (decrease) in net assets derived from capital
share transactions	(18,537,091)	63,541,821
Net Increase (Decrease) in Net Assets	(43,636,877)	52,622,993

Net Assets:
Beginning of period	491,740,119	439,117,126
End of period	$448,103,242	$491,740,119

[1]	See Note 5 in the "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
$8.25	$8.44	$8.27	$8.14	$8.46	$8.48

0.03	0.07	0.11	0.21	0.20	0.16
(0.38)	(0.11)	0.23	0.15	(0.29)	0.02
(0.35)	(0.04)	0.34	0.36	(0.09)	0.18

(0.08)	(0.15)	(0.14)	(0.20)	(0.19)	(0.15)
—	— [3]	(0.03)	(0.03)	(0.04)	(0.05)
(0.08)	(0.15)	(0.17)	(0.23)	(0.23)	(0.20)

$7.82	$8.25	$8.44	$8.27	$8.14	$8.46

(4.25% )	(0.45% )	4.16%	4.51%	(1.08% )	2.11%

$228,364	$260,162	$148,185	$137,798	$168,003	$382,353
0.53%	0.54%	0.54%	0.54%	0.60%	0.74%
0.95%	0.95%	0.96%	0.96%	0.95%	0.94%
0.70%	0.89%	1.32%	2.58%	2.46%	1.95%
0.28%	0.48%	0.90%	2.16%	2.11%	1.75%
59%	205%	224%	123%	130%	151%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
$8.24	$8.44	$8.27	$8.14	$8.45	$8.47

(0.01)	—	0.04	0.14	0.13	0.09
(0.37)	(0.12)	0.23	0.15	(0.28)	0.02
(0.38)	(0.12)	0.27	0.29	(0.15)	0.11

(0.05)	(0.08)	(0.07)	(0.13)	(0.12)	(0.08)
—	— [3]	(0.03)	(0.03)	(0.04)	(0.05)
(0.05)	(0.08)	(0.10)	(0.16)	(0.16)	(0.13)

$7.81	$8.24	$8.44	$8.27	$8.14	$8.45

(4.66% )	(1.41% )	3.28%	3.63%	(1.80% )	1.25%

$10,135	$11,355	$22,565	$36,977	$64,324	$89,456
1.38%	1.39%	1.39%	1.39%	1.45%	1.59%
1.70%	1.70%	1.71%	1.71%	1.70%	1.69%
(0.15% )	0.04%	0.47%	1.73%	1.61%	1.10%
(0.47% )	(0.27% )	0.15%	1.41%	1.36%	1.00%
59%	205%	224%	123%	130%	151%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
$8.25	$8.44	$8.28	$8.14	$8.46	$8.48

0.01	0.04	0.08	0.18	0.18	0.14
(0.37)	(0.11)	0.22	0.16	(0.30)	0.01
(0.36)	(0.07)	0.30	0.34	(0.12)	0.15

(0.07)	(0.12)	(0.11)	(0.17)	(0.16)	(0.12)
—	— [3]	(0.03)	(0.03)	(0.04)	(0.05)
(0.07)	(0.12)	(0.14)	(0.20)	(0.20)	(0.17)

$7.82	$8.25	$8.44	$8.28	$8.14	$8.46

(4.42% )	(0.80% )	3.66%	4.27%	(1.43% )	1.76%

$750	$843	$946	$1,586	$2,753	$3,819
0.88%	0.89%	0.89%	0.89%	0.95%	1.09%
1.20%	1.20%	1.21%	1.21%	1.20%	1.19%
0.35%	0.54%	0.97%	2.23%	2.11%	1.60%
0.03%	0.23%	0.65%	1.91%	1.86%	1.50%
59%	205%	224%	123%	130%	151%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
$8.25	$8.44	$8.27	$8.14	$8.46	$8.47

0.03	0.09	0.12	0.23	0.22	0.18
(0.37)	(0.12)	0.23	0.15	(0.30)	0.02
(0.34)	(0.03)	0.35	0.38	(0.08)	0.20

(0.09)	(0.16)	(0.15)	(0.22)	(0.20)	(0.16)
—	— [3]	(0.03)	(0.03)	(0.04)	(0.05)
(0.09)	(0.16)	(0.18)	(0.25)	(0.24)	(0.21)

$7.82	$8.25	$8.44	$8.27	$8.14	$8.46

(4.18% )	(0.30% )	4.31%	4.67%	(0.93% )	2.39%

$203,932	$213,457	$262,775	$249,667	$240,614	$266,274
0.38%	0.39%	0.39%	0.39%	0.45%	0.59%
0.70%	0.70%	0.71%	0.71%	0.70%	0.69%
0.85%	1.04%	1.47%	2.73%	2.61%	2.10%
0.53%	0.73%	1.15%	2.41%	2.36%	2.00%
59%	205%	224%	123%	130%	151%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					5/1/17[1]
6/30/22[2]	Year ended				to
(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
$8.24	$8.44	$8.27	$8.14	$8.45	$8.50

0.04	0.09	0.13	0.23	0.22	0.12
(0.38)	(0.12)	0.23	0.15	(0.28)	(0.03)
(0.34)	(0.03)	0.36	0.38	(0.06)	0.09

(0.09)	(0.17)	(0.16)	(0.22)	(0.21)	(0.09)
—	—[4]	(0.03)	(0.03)	(0.04)	(0.05)
(0.09)	(0.17)	(0.19)	(0.25)	(0.25)	(0.14)
$7.81	$8.24	$8.44	$8.27	$8.14	$8.45
(4.16% )	(0.36% )	4.38%	4.74%	(0.75% )	1.10%

$4,922	$5,923	$4,646	$3,059	$1,631	$1,634
0.32%	0.32%	0.32%	0.32%	0.38%	0.52%
0.64%	0.63%	0.63%	0.64%	0.62%	0.61%
0.91%	1.10%	1.54%	2.80%	2.68%	2.11%
0.59%	0.79%	1.23%	2.48%	2.44%	2.02%
59%	205%	224%	123%	130%	151% [7]

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2022 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV).

For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method.

Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Fund earned $519 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/ reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.32% of the Fund’s Class R6 shares average daily net assets from January 1, 2022 through June 30, 2022.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Fund was charged $9,430 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Fund was charged $21,682 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from January 1, 2022 through June 30, 2022.* The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2022, the Fund was charged $4,136 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2022, DDLP earned $1,382 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2022, DDLP received gross CDSC commissions of $1,073 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from May 1, 2020 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$67,112,282
Purchases of US government securities	200,345,120
Sales other than US government securities	57,986,890
Sales of US government securities	219,894,751

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$466,858,957
Aggregate unrealized appreciation of investments and derivatives	$105,923
Aggregate unrealized depreciation of investments and derivatives	(22,449,694)
Net unrealized depreciation of investments and derivatives	$(22,343,771)

At December 31, 2021 the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$16,495,084	$56,085,136	$72,580,220

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Agency Asset-Backed Security	$—	$2,761	$2,761
Agency Collateralized Mortgage Obligations	—	8,212,058	8,212,058
Agency Commercial Mortgage-Backed Securities	—	6,463,305	6,463,305
Agency Mortgage-Backed Securities	—	27,083,865	27,083,865
Collateralized Debt Obligations	—	35,974,272	35,974,272
Corporate Bonds	—	275,081,180	275,081,180
Non-Agency Asset-Backed Securities	—	39,883,203	39,883,203
Sovereign Bonds	—	941,169	941,169
US Treasury Obligations	—	48,821,863	48,821,863
Short-Term Investments	2,300,428	—	2,300,428
Total Value of Securities	$2,300,428	$442,463,676	$444,764,104

Derivatives[1]
Assets:
Futures Contracts	$57,093	$—	$57,093
Liabilities:
Futures Contracts	$(306,011)	$—	$(306,011)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Class A	1,939,976	2,778,588
Class C	154,131	307,296
Class R	3,758	12,683
Institutional Class	4,132,261	7,695,615
Class R6	47,053	245,244
Shares from merger:[1]
Class A	—	16,187,888
Institutional Class	—	675,543
Class R6	—	15,912
Shares issued upon reinvestment of dividends and distributions:
Class A	293,325	380,454
Class C	7,687	14,298
Class R	799	1,519
Institutional Class	216,232	429,101
Class R6	7,545	11,309
	6,802,767	28,755,450
Shares redeemed:
Class A	(4,558,597)	(5,369,213)
Class C	(241,922)	(1,618,329)
Class R	(10,764)	(24,078)
Institutional Class	(4,138,682)	(14,044,781)
Class R6	(143,141)	(104,452)
	(9,093,106)	(21,160,853)
Net increase (decrease)	(2,290,339)	7,594,597

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
6/30/22	—	152	152	—	$1,183
Year ended
12/31/21	34,550	74,631	70,070	39,097	914,869

5. Reorganization

On September 17, 2021, the Board approved a proposal to reorganize Delaware Limited Duration Bond Fund, a series of Delaware Group® Equity Funds IV (the “Acquired Fund”) with and into Delaware Limited-Term Diversified Income Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Limited Duration Bond		Delaware Limited-Term
	Fund		Diversified Income Fund
Class A	$135,168,861	14,497,661	16,187,888	$139,412,276	1.1166
Institutional
Class	5,634,030	602,541	675,543	236,217,556	1.1212
Class R6	132,707	14,167	15,912	4,372,466	1.1232

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

5. Reorganization (continued)

The net assets of the Acquiring Fund before the Reorganization were $391,466,063. The net assets of the Acquiring Fund immediately following the Reorganization were $532,401,661.

Assuming the Reorganization had been completed on January 1, 2021, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2021, would have been as follows:

Net investment income	$7,215,398
Net realized gain on investments	787,093
Net change in unrealized appreciation (depreciation)	(10,012,395)
Net decrease in net assets resulting from operations	$(2,009,904)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on September 17, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2022, the Fund posted $457,747 in cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2022, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2022, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

7. Derivatives (continued)

in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2022, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2022.

During the six months ended June 30, 2022, the Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$(1,172,623)	$—	$(1,172,623)
Credit
contracts	—	54,757	54,757
Total	$(1,172,623)	$54,757	$(1,117,866)
Net Change in Unrealized Appreciation (Depreciation) of:
Futures
Contracts
Interest rate
contracts	$(191,748)

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2022:

	Long Derivative		Short Derivative
	Volume		Volume
Futures contracts (average notional value)	USD	$51,098,565	$7,892,628
CDS contracts (average notional value)*	EUR	—	486,000

*Long represents buying protection and short represents selling protection.

8. Securities Lending

The Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Securities Lending (continued)

on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

9. Credit and Market Risk (continued)

financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Limited-Term Diversified Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual funds

Delaware Tax-Free New Jersey Fund

Delaware Tax-Free Oregon Fund

June 30, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Tax–Free New Jersey Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/22	6/30/22	Expense Ratio	1/1/22 to 6/30/22*
Actual Fund return†
Class A	$1,000.00	$912.50	0.84%	$3.98
Institutional Class	1,000.00	913.50	0.59%	2.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax–Free Oregon Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/22	6/30/22	Expense Ratio	1/1/22 to 6/30/22*
Actual Fund return†
Class A	$1,000.00	$913.30	0.90%	$4.27
Institutional Class	1,000.00	915.00	0.65%	3.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector / state / territory allocations
Delaware Tax–Free New Jersey Fund	As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.72%
Corporate Revenue Bond	2.14%
Education Revenue Bonds	11.71%
Electric Revenue Bonds	1.47%
Healthcare Revenue Bonds	4.42%
Lease Revenue Bonds	18.90%
Local General Obligation Bonds	18.26%
Pre-Refunded Bonds	5.84%
Resource Recovery Revenue Bond	0.93%
Special Tax Revenue Bonds	25.77%
State General Obligation Bonds	4.25%
Transportation Revenue Bonds	5.03%
Total Value of Securities	98.72%
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax–Free New Jersey Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.79%
New Jersey	79.20%
Pennsylvania	1.79%
Puerto Rico	16.94%
Total Value of Securities	98.72%

3

Security type / sector / state / territory allocations
Delaware Tax–Free Oregon Fund	As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.75%
Education Revenue Bonds	10.48%
Electric Revenue Bonds	3.45%
Healthcare Revenue Bonds	13.72%
Housing Revenue Bonds	1.58%
Local General Obligation Bonds	25.60%
Pre-Refunded Bonds	13.10%
Special Tax Revenue Bonds	17.85%
State General Obligation Bonds	5.97%
Transportation Revenue Bonds	4.56%
Water & Sewer Revenue Bonds	1.44%
Short-Term Investments	2.18%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax–Free Oregon Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.75%
Oregon	80.70%
Puerto Rico	18.48%
Total Value of Securities	99.93%

4

Schedules of investments
Delaware Tax–Free New Jersey Fund	June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.72%
Corporate Revenue Bond – 2.14%
New Jersey Tobacco Settlement Financing
(Subordinate)
Series B 5.00% 6/1/46	500,000	$500,225
		500,225
Education Revenue Bonds – 11.71%
Camden County, New Jersey Improvement Authority
Revenue
(Camden Prep High School Project)
144A 5.00% 7/15/62 #	400,000	385,972
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,025,120
Series D 5.00% 7/1/36	500,000	521,490
(Ramapo College)
Series A 5.00% 7/1/35 (AGM)	750,000	803,977
		2,736,559
Electric Revenue Bonds – 1.47%
Guam Power Authority Revenue
Series A 5.00% 10/1/41	180,000	184,698
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	158,850
		343,548
Healthcare Revenue Bonds – 4.42%
New Jersey Health Care Facilities Financing Authority
Revenue
(Hackensack Meridian Health Obligated Group)
5.00% 7/1/35	750,000	796,897
(Valley Health System Obligated Group)
4.00% 7/1/44	250,000	236,720
		1,033,617
Lease Revenue Bonds – 18.90%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,121,470
Hudson County Improvement Authority Revenue
(Hudson County Lease Project)
5.375% 10/1/24 (AGM)	1,000,000	1,071,950
Mercer County Improvement Authority Revenue
(Courthouse Annex Project)
5.00% 9/1/40	500,000	534,115

5

Schedules of investments
Delaware Tax–Free New Jersey Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority
(Transit Transportation Project)
Series A 4.00% 11/1/44	700,000	$652,358
New Jersey State Transportation Trust Fund Authority
Revenue
Series BB 4.00% 6/15/50	500,000	456,175
(Capital Appreciation-Transportation System)
Series A 2.48% 12/15/37 ^	470,000	231,207
Series A 3.114% 12/15/39 (BAM) ^	255,000	119,990
(Transportation Program)
Series BB 4.00% 6/15/50	250,000	228,088
		4,415,353
Local General Obligation Bonds – 18.26%
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,010,700
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,024,500
Hudson
(Energy Savings Obligation)
4.00% 6/15/38	1,000,000	1,000,470
Livingston Township School District
5.00% 7/15/37	750,000	801,323
Township of Montclair
(Parking Utility Refunding Bonds)
Series A 5.00% 1/1/37	415,000	430,081
		4,267,074
Pre-Refunded Bonds – 5.84%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan)
Series B 5.00% 2/15/39-24 §	900,000	945,009
Delaware River Port Authority Revenue
5.00% 1/1/30-24 §	400,000	418,672
		1,363,681
Resource Recovery Revenue Bond – 0.93%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	250,000	216,795
		216,795

6

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 25.77%
Burlington County Bridge Commission
(Governmental Loan Program)
4.00% 8/1/35	465,000	$479,647
Camden County, New Jersey Improvement Authority
Revenue
(County Capital Program)
Series A 5.00% 1/15/40	750,000	790,222
Commonwealth of Puerto Rico
0.01% 11/1/51	843,744	363,865
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,156,380
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,061,221	941,834
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project)
5.00% 8/1/42	500,000	524,955
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.098% 7/1/46 ^	660,000	178,326
Series A-1 5.216% 7/1/51 ^	275,000	55,025
(Restructured)
Series A-1 4.75% 7/1/53	1,220,000	1,175,238
Series A-1 5.00% 7/1/58	360,000	354,769
		6,020,261
State General Obligation Bonds – 4.25%
Commonwealth of Puerto Rico
Series C 2.646% 11/1/43	770,891	384,482
(Restructured)
Series A-1 4.00% 7/1/33	54,633	50,187
Series A-1 4.00% 7/1/35	49,110	44,111
Series A-1 4.00% 7/1/37	42,148	37,411
Series A-1 4.00% 7/1/46	120,942	101,909
Series A-1 4.364% 7/1/33 ^	70,311	39,596
Series A-1 5.625% 7/1/29	8,766	9,429
Series A-1 5.75% 7/1/31	57,617	63,055
State of New Jersey
(Covid-19 General Obligation)
Series A 4.00% 6/1/32	250,000	263,270
		993,450

7

Schedules of investments
Delaware Tax–Free New Jersey Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.03%
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	$539,860
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	425,000	437,886
Series B 5.00% 1/1/42 (AMT)	195,000	198,171
		1,175,917
Total Municipal Bonds (cost $23,210,771)		23,066,480
Total Value of Securities–98.72%
(cost $23,210,771)		$23,066,480

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $602,767, which represents 2.58% of the Fund's net assets. See Note 7 in “Notes to financial statements."
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Schedules of investments
Delaware Tax–Free Oregon Fund	June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.75%
Education Revenue Bonds – 10.48%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$588,060
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	890,340
(Willamette University Projects)
Series A 4.00% 10/1/51	500,000	448,540
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	874,490
Series A 5.00% 4/1/45	1,000,000	1,039,180
		3,840,610
Electric Revenue Bonds – 3.45%
Guam Power Authority Revenue
Series A 5.00% 10/1/41	270,000	277,047
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	211,800
Series TT 5.00% 7/1/32 ‡	380,000	323,000
Series XX 5.25% 7/1/40 ‡	535,000	454,750
		1,266,597
Healthcare Revenue Bonds – 13.72%
Clackamas County Hospital Facility Authority
(Rose Villa Project)
Series A 5.375% 11/15/55	500,000	478,695
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project)
Series A 5.40% 10/1/44	900,000	906,129
Oregon State Facilities Authority Revenue
(Providence Health & Services)
Series C 5.00% 10/1/45	1,650,000	1,685,524
(Samaritan Health Services Project)
Series A 5.00% 10/1/40	750,000	789,293
Salem Hospital Facility Authority
(Multi Model - Salem Health Project)
Series A 4.00% 5/15/49	500,000	468,465
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/51	650,000	545,851
Series A 5.00% 11/15/56	190,000	156,799
		5,030,756

9

Schedules of investments
Delaware Tax–Free Oregon Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.58%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons)
5.00% 1/1/29	565,000	$580,385
		580,385
Local General Obligation Bonds – 25.60%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	342,835
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,633,740
Columbia County School District No. 502
5.00% 6/15/36	575,000	628,757
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,144,530
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	341,808
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	981,176
Portland, Oregon Revenue
(Portland Building Project)
Series B 5.00% 6/15/34	1,000,000	1,108,880
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,105,880
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,116,640
Washington County Oregon School District No. 15 Forest
Grove
Series B 0.00% 6/15/23 ^	1,000,000	980,050
		9,384,296
Pre-Refunded Bonds – 13.10%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22 §	1,500,000	1,504,125
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	539,875
Tigard, Oregon Water Revenue
5.00% 8/1/31-22 §	1,695,000	1,699,661
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,058,120
		4,801,781

10

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 17.85%
Commonwealth of Puerto Rico
2.281% 11/1/51	1,088,468	$469,402
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,660,832	1,473,989
Oregon State Department Administrative Services Lottery
Revenue
Series A 5.00% 4/1/35	1,000,000	1,057,420
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 2.313% 7/1/46 ^	1,415,000	382,319
Series A-1 4.98% 7/1/51 ^	558,000	111,650
(Restructured)
Series A-1 4.75% 7/1/53	390,000	375,691
Series A-1 5.00% 7/1/58	1,380,000	1,359,949
Series A-2 4.329% 7/1/40	550,000	517,863
Tri-County Metropolitan Transportation District of Oregon
Series A 4.00% 9/1/41	795,000	795,246
		6,543,529
State General Obligation Bonds – 5.97%
Commonwealth of Puerto Rico
Series C 2.943% 11/1/43	1,162,811	579,952
(Restructured)
Series A-1 2.017% 7/1/33 ^	88,931	50,082
Series A-1 4.00% 7/1/33	69,103	63,479
Series A-1 4.00% 7/1/35	92,112	82,735
Series A-1 4.00% 7/1/37	53,310	47,319
Series A-1 4.00% 7/1/46	152,967	128,894
Series A-1 5.625% 7/1/29	57,659	62,019
Series A-1 5.75% 7/1/31	72,872	79,750
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/44	1,000,000	1,094,180
		2,188,410
Transportation Revenue Bonds – 4.56%
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,143,494
(Portland International Airport)
5.00% 7/1/31	500,000	528,450
		1,671,944

11

Schedules of investments
Delaware Tax–Free Oregon Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.44%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	$527,680
		527,680
Total Municipal Bonds (cost $36,572,146)		35,835,988

Short-Term Investments – 2.18%
Variable Rate Demand Note – 2.18%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.60% 8/1/34
(LOC - TD Bank N.A.)	800,000	800,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities–99.93%
(cost $37,372,146)		$36,635,988

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $890,340, which represents 2.43% of the Fund's net assets. See Note 7 in “Notes to financial statements."
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit

12

Summary of abbreviations: (continued)
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statements of assets and liabilities	June 30, 2022 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Assets:
Investments, at value*	$23,066,480	$36,635,988
Cash	193,481	36,442
Interest receivable	364,573	403,665
Prepaid expenses	606	746
Receivable for fund shares sold	249	24,411
Receivable for securities sold	—	1,064,488
Other assets	182	278
Total Assets	23,625,571	38,166,018
Liabilities:
Payable for securities purchased	193,106	1,418,705
Other accrued expenses	51,313	58,137
Payable for fund shares redeemed	6,190	6,450
Distribution payable	4,695	6,794
Distribution fees payable to affiliates	4,268	6,399
Investment management fees payable to affiliates	564	7,681
Accounting and administration expenses payable to
affiliates	418	465
Total Liabilities	260,554	1,504,631
Total Net Assets	$23,365,017	$36,661,387

Net Assets Consist of:
Paid-in capital	$23,449,027	$37,762,389
Total distributable earnings (loss)	(84,010)	(1,101,002)
Total Net Assets	$23,365,017	$36,661,387

14

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Net Asset Value
Class A:
Net assets	$20,724,539	$31,157,061
Shares of beneficial interest outstanding, unlimited
authorization, no par	1,807,270	2,513,227
Net asset value per share	$11.47	$12.40
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share
/ (1 - sales charge)	$12.01	$12.98
Institutional Class:
Net assets	$2,640,478	$5,504,326
Shares of beneficial interest outstanding, unlimited
authorization, no par	230,583	444,687
Net asset value per share	$11.45	$12.38
____________________
*Investments, at cost	$23,210,771	$37,372,146

See accompanying notes, which are an integral part of the financial statements.

15

Statements of operations	Six months ended June 30, 2022 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Investment Income:
Interest	$473,352	$702,704

Expenses:
Management fees	72,524	106,723
Distribution expenses — Class A	27,875	41,449
Accounting and administration expenses	21,506	22,667
Audit and tax fees	20,145	20,145
Reports and statements to shareholders expenses	7,439	9,425
Dividend disbursing and transfer agent fees and
expenses	6,069	8,160
Legal fees	1,405	2,005
Custodian fees	512	782
Trustees’ fees and expenses	462	653
Registration fees	190	232
Other	9,005	10,318
	167,132	222,559
Less expenses waived	(61,293)	(54,797)
Less expenses paid indirectly	(45)	(52)
Total operating expenses	105,794	167,710
Net Investment Income (Loss)	367,558	534,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	34,712	172,262
Net change in unrealized appreciation (depreciation) on
investments	(2,890,118)	(4,291,847)
Net Realized and Unrealized Gain (Loss)	(2,855,406)	(4,119,585)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$(2,487,848)	$(3,584,591)

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Tax–Free New Jersey Fund

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$367,558	$663,631
Net realized gain (loss)	34,712	373,003
Net change in unrealized appreciation (depreciation)	(2,890,118)	(127,153)
Net increase (decrease) in net assets resulting from
operations	(2,487,848)	909,481

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(299,737)	(1,057,312)
Institutional Class	(58,932)	(87,975)
	(358,669)	(1,145,287)

Capital Share Transactions:
Proceeds from shares sold:
Class A	160,453	904,730
Institutional Class	4,317,709	231,775
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	274,141	973,194
Institutional Class	58,769	87,901
	4,811,072	2,197,600

17

Statements of changes in net assets
Delaware Tax–Free New Jersey Fund

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,068,046)	$(5,408,606)
Institutional Class	(3,316,776)	(275,802)
	(5,384,822)	(5,684,408)
Decrease in net assets derived from capital share
transactions	(573,750)	(3,486,808)
Net Decrease in Net Assets	(3,420,267)	(3,722,614)
Net Assets:
Beginning of period	26,785,284	30,507,898
End of period	$23,365,017	$26,785,284

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets
Delaware Tax–Free Oregon Fund

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$534,994	$1,016,000
Net realized gain (loss)	172,262	(69,982)
Net change in unrealized appreciation (depreciation)	(4,291,847)	217,123
Net increase (decrease) in net assets resulting from
operations	(3,584,591)	1,163,141

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(442,631)	(901,796)
Institutional Class	(83,403)	(114,204)
	(526,034)	(1,016,000)

Capital Share Transactions:
Proceeds from shares sold:
Class A	918,431	1,726,889
Institutional Class	3,269,143	1,384,411
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	401,338	810,511
Institutional Class	83,398	114,207
	4,672,310	4,036,018

19

Statements of changes in net assets
Delaware Tax–Free Oregon Fund

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,879,593)	$(4,750,657)
Institutional Class	(2,185,357)	(121,883)
	(5,064,950)	(4,872,540)
Decrease in net assets derived from capital share
transactions	(392,640)	(836,522)
Net Decrease in Net Assets	(4,503,265)	(689,381)
Net Assets:
Beginning of period	41,164,652	41,854,033
End of period	$36,661,387	$41,164,652

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware Tax–Free New Jersey Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New Jersey Fund. See "Notes to financial statements." The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund's portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
$12.74	$12.86	$12.88	$12.40	$12.78	$12.69

0.16	0.30	0.31	0.34	0.41	0.43
(1.27)	0.11	0.33	0.48	(0.38)	0.09
(1.11)	0.41	0.64	0.82	0.03	0.52

(0.16)	(0.30)	(0.31)	(0.34)	(0.41)	(0.43)
—	(0.23)	(0.35)	—	—	—
(0.16)	(0.53)	(0.66)	(0.34)	(0.41)	(0.43)

$11.47	$12.74	$12.86	$12.88	$12.40	$12.78

(8.75% )	3.28%	5.10%	6.68%	0.29%	4.13%

$20,725	$24,742	$28,488	$39,479	$43,895	$48,917
0.84%	0.86%	0.90%	0.96%	0.95%	0.94%
1.31%	1.30%	1.25%	1.07%	0.98%	1.04%
2.76%	2.35%	2.44%	2.67%	3.31%	3.35%
2.29%	1.91%	2.09%	2.56%	3.28%	3.25%
30%	7%	21%	47% [5]	20%	44%

23

Financial highlights
Delaware Tax–Free New Jersey Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New Jersey Fund. See "Notes to financial statements." The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund's portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
$12.72	$12.84	$12.87	$12.38	$12.76	$12.68

0.18	0.33	0.34	0.37	0.44	0.46
(1.27)	0.11	0.32	0.49	(0.37)	0.08
(1.09)	0.44	0.66	0.86	0.07	0.54

(0.18)	(0.33)	(0.34)	(0.37)	(0.45)	(0.46)
—	(0.23)	(0.35)	—	—	—
(0.18)	(0.56)	(0.69)	(0.37)	(0.45)	(0.46)

$11.45	$12.72	$12.84	$12.87	$12.38	$12.76

(8.65% )	3.53%	5.25%	7.00%	0.56%	4.36%

$2,640	$2,043	$2,020	$2,385	$3,251	$2,114
0.59%	0.62%	0.68%	0.73%	0.68%	0.66%
1.05%	1.05%	1.00%	0.82%	0.71%	0.76%
2.97%	2.59%	2.66%	2.89%	3.57%	3.63%
2.51%	2.16%	2.34%	2.80%	3.54%	3.53%
30%	7%	21%	47% [5]	20%	44%

25

Financial highlights
Delaware Tax–Free Oregon Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free Oregon Fund. See "Notes to financial statements." The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
$13.76	$13.71	$13.42	$13.01	$13.39	$13.33

0.18	0.33	0.33	0.33	0.37	0.40
(1.37)	0.05	0.29	0.42	(0.38)	0.09
(1.19)	0.38	0.62	0.75	(0.01)	0.49

(0.17)	(0.33)	(0.33)	(0.34)	(0.37)	(0.43)
(0.17)	(0.33)	(0.33)	(0.34)	(0.37)	(0.43)

$12.40	$13.76	$13.71	$13.42	$13.01	$13.39

(8.67% )	2.82%	4.70%	5.78%	(0.04% )	3.70%

$31,157	$36,216	$38,295	$43,911	$48,527	$52,210
0.90%	0.90%	0.91%	0.95%	0.96%	0.95%
1.18%	1.18%	1.19%	1.05%	0.99%	1.05%
2.72%	2.40%	2.46%	2.49%	2.84%	3.00%
2.44%	2.12%	2.18%	2.39%	2.81%	2.90%
18%	12%	25%	50%	49%	30%

27

Financial highlights
Delaware Tax–Free Oregon Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free Oregon Fund. See "Notes to financial statements." The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended
6/30/22[1]	Year ended
(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
$13.73	$13.69	$13.40	$12.99	$13.36	$13.30

0.19	0.36	0.37	0.37	0.41	0.44
(1.35)	0.04	0.29	0.41	(0.37)	0.07
(1.16)	0.40	0.66	0.78	0.04	0.51

(0.19)	(0.36)	(0.37)	(0.37)	(0.41)	(0.45)
(0.19)	(0.36)	(0.37)	(0.37)	(0.41)	(0.45)

$12.38	$13.73	$13.69	$13.40	$12.99	$13.36

(8.50% )	3.00%	4.96%	6.03%	0.33%	3.91%

$5,504	$4,949	$3,559	$2,953	$4,605	$4,100
0.65%	0.65%	0.66%	0.70%	0.66%	0.64%
0.93%	0.93%	0.94%	0.78%	0.69%	0.74%
2.99%	2.65%	2.71%	2.76%	3.13%	3.30%
2.71%	2.37%	2.43%	2.68%	3.10%	3.20%
18%	12%	25%	50%	49%	30%

29

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds	June 30, 2022 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund. These financial statements and the related notes pertain to Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund (each a Fund, or collectively, the Funds). Delaware Limited-Term Diversified Income Fund is included in a separate report. Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of the Funds purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

Before each Fund commenced operations, on October 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Tax-Free New Jersey Fund	First Investors New Jersey Tax Exempt Fund
Delaware Tax-Free Oregon Fund	First Investors Oregon Tax Exempt Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields,

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maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

1. Significant Accounting Policies (continued)

premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months June 30, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax–Free New Jersey Fund	$45
Delaware Tax–Free Oregon Fund	52

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent

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total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax–Free New Jersey Fund	0.59%
Delaware Tax–Free Oregon Fund	0.65%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute each Fund's security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not each Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$2,419
Delaware Tax–Free Oregon Fund	2,619

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued) funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended June 30, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$1,240
Delaware Tax–Free Oregon Fund	1,821

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.”

For the six months ended June 30, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$648
Delaware Tax–Free Oregon Fund	732

For the six months ended June 30, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax–Free New Jersey Fund	$219
Delaware Tax–Free Oregon Fund	501

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For the six months ended June 30, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Tax–Free New Jersey Fund	$147
Delaware Tax–Free Oregon Fund	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended June 30, 2022, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2022, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax–Free New Jersey
Fund	$1,766,712	$3,473,412	$(21,087)
Delaware Tax–Free Oregon Fund	3,130,081	3,142,305	4,975
___________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax–Free New Jersey Fund	$7,669,427	$7,895,586
Delaware Tax–Free Oregon Fund	6,855,666	7,216,020

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

3. Investments (continued)

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
Fund	investments	of investments	of investments	of investments
Delaware Tax–Free
New Jersey Fund	$23,210,771	$498,433	$(642,724)	$(144,291)
Delaware Tax–Free
Oregon Fund	37,372,146	523,040	(1,259,198)	(736,158)

At December 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax–Free
Oregon Fund	$417,506	$128,733	$546,239

At December 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free New Jersey Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

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Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2022:

Delaware Tax–Free New Jersey Fund
Level 2
Securities
Assets:
Municipal Bonds	$23,066,480
Total Value of Securities	$23,066,480

Delaware Tax–Free Oregon Fund
Level 2
Securities
Assets:
Municipal Bonds	$35,835,988
Short-Term Investments	800,000
Total Value of Securities	$36,635,988

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax–Free		Delaware Tax–Free
	New Jersey Fund		Oregon Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class A	13,251	70,165	72,121	126,190
Institutional Class	347,138	17,950	250,513	100,837
Shares issued upon reinvestment of dividends and distributions:
Class A	23,027	75,909	31,106	59,007
Institutional Class	4,939	6,866	6,495	8,327
	388,355	170,890	360,235	294,361
Shares redeemed:
Class A	(171,641)	(419,079)	(222,780)	(345,912)
Institutional Class	(282,153)	(21,497)	(172,634)	(8,885)
	(453,794)	(440,576)	(395,414)	(354,797)
Net decrease	(65,439)	(269,686)	(35,179)	(60,436)

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

Each Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The

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required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

6. Securities Lending (continued)

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund's cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended June 30, 2022, each Fund had no securities out on loan.

7. Geographic, Credit and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

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Each Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each

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Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

7. Geographic, Credit and Market Risks (continued)

Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information (Unaudited)
Delaware Funds by Macquarie® tax-exempt funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

44

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2022